Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of segment gross profit

	Year Ended
(Amounts in thousands)	December 31, 2021		December 31, 2020		December 31, 2019
Segment	Revenue	% of Total Revenue	Revenue	% of Total Revenue	Revenue	% of Total Revenue
Civil	$391,629	30.6%	$368,588	34.8%	$423,698	40.4%
Transportation	887,557	69.4%	689,348	65.2%	623,978	59.6%
Total revenue	$1,279,186	100.0%	$1,057,936	100.0%	$1,047,676	100.0%

Schedule of segment gross profit

	Year Ended
(Amounts in thousands)	December 31, 2021		December 31, 2020		December 31, 2019
Segment	Gross Profit	% of Segment Revenue	Gross Profit	% of Segment Revenue	Gross Profit	% of Segment Revenue
Civil	$40,913	10.4%	$58,314	15.8%	$21,875	5.2%
Transportation	73,275	8.3%	35,086	5.1%	58,629	9.4%
Gross profit	$114,188	8.9%	$93,400	8.8%	$80,504	7.7%

Southland Holding Llc [Member]
Schedule of segment gross profit
Schedule of segment revenue
	Nine Months Ended
(Amounts in thousands)	September 30, 2022		September 30, 2021
Segment	Revenue	% of Total Revenue	Revenue	% of Total Revenue
Civil	$221,303	25.5%	$293,282	32.0%
Transportation	645,324	74.5%	622,278	68.0%
Total revenue	$866,627	100.0%	$915,560	100.0%

Segment Gross Profit

Gross profit by segment for the nine months ended September 30, 2022, and September 30, 2021, was as follows:

Schedule of segment gross profit
	Nine Months Ended
(Amounts in thousands)	September 30, 2022		September 30, 2021
Segment	Gross Profit	% of Segment Revenue	Gross Profit	% of Segment Revenue
Civil	$28,315	12.8%	$42,713	14.6%
Transportation	76,763	11.9%	31,897	5.1%
Gross profit	$105,078	12.1%	$74,610	8.1%

Schedule of segment gross profit
Schedule of segment gross profit
	Nine Months Ended
(Amounts in thousands)	September 30, 2022		September 30, 2021
Segment	Gross Profit	% of Segment Revenue	Gross Profit	% of Segment Revenue
Civil	$28,315	12.8%	$42,713	14.6%
Transportation	76,763	11.9%	31,897	5.1%
Gross profit	$105,078	12.1%	$74,610	8.1%